UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1.  Schedule of Investments
The Marsico Investment Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2008
(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	1,612,124	$135,740,841	3.38%
Lockheed Martin Corporation	1,653,143	163,099,088	4.07
		298,839,929	7.45

Agricultural Chemicals
Monsanto Company	1,204,463	152,292,302	3.80

Casino Hotels
Las Vegas Sands Corp.*	2,370,526	112,457,754	2.80
Wynn Resorts Ltd.	1,503,885	122,341,045	3.05
		234,798,799	5.85

Cellular Telecommunications
China Mobile Ltd. ADR	1,826,032	122,252,842	3.05

Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	279,647,100	191,159,581	4.76

Commercial Services - Finance
MasterCard, Inc. - Cl. A	511,642	135,851,184	3.39
Visa, Inc. - Cl. A	2,748,376	223,470,453	5.57
		359,321,637	8.96

Computers
Apple, Inc.*	1,177,693	197,192,916	4.91
Research In Motion, Ltd.*	214,705	25,099,015	0.63
		222,291,931	5.54

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	940,245	164,448,851	4.10

Industrial Gases
Air Products and Chemicals, Inc.	1,027,076	101,536,733	2.53

Medical - Biomedical/Genetic
Genentech, Inc.*	1,904,717	144,568,020	3.60
Gilead Sciences, Inc.*	291,812	15,451,445	0.39
		160,019,465	3.99

Oil - Field Services
Schlumberger Ltd.	1,629,682	175,076,737	4.36

Oil & Gas Drilling
Transocean, Inc.	1,366,347	208,217,619	5.19

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	2,043,733	144,757,608	3.61

REITs - Warehouse/Industrial
ProLogis	1,524,584	82,861,140	2.06

Retail - Building Products
Lowe's Companies, Inc.	4,335,365	89,958,824	2.24

Retail - Drug Store
CVS Caremark Corporation	3,935,624	155,732,642	3.88

Retail - Restaurants
McDonald's Corporation	5,517,409	310,188,734	7.73

Super-Regional Banks - U.S.
Wells Fargo & Company	3,034,524	72,069,945	1.80

Telephone - Integrated
AT&T, Inc.	2,929,489	98,694,484	2.46

Transportation - Rail
Norfolk Southern Corporation	1,010,554	63,331,419	1.58
Union Pacific Corporation	2,381,744	179,821,672	4.48
		243,153,091	6.06

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	291,918	153,671,474	3.83

TOTAL COMMON STOCKS
(Cost $3,064,316,460)		3,741,344,368	93.25

SHORT-TERM INVESTMENTS
SSgA Money Market Fund, 2.37%	52,031,766	52,031,766	1.29
SSgA Prime Money Market Fund, 2.55%	180,462,068	180,462,068	4.50
SSgA U.S. Government Money Market Fund, 2.04%	1	1	0.00
SSgA U.S. Treasury Money Market Fund, 1.44%	40,102,682	40,102,682	1.00

SHORT-TERM INVESTMENTS
(Cost $272,596,517)		272,596,517	6.79

TOTAL INVESTMENTS
(Cost $3,336,912,977)		4,013,940,885	100.04

Liabilities Less Cash and Other Assets		(1,822,320)	(0.04)

NET ASSETS		$4,012,118,565	100.00%

* Non-income producing.
See notes to Schedule of Investments.

Marsico Growth Fund SCHEDULE OF INVESTMENTS As of June 30, 2008 (Unaudited)
Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	1,095,705	$92,258,361	3.50%
Lockheed Martin Corporation	1,011,922	99,836,224	3.79
		192,094,585	7.29

Agricultural Chemicals
Monsanto Company	793,512	100,331,657	3.81
Potash Corporation of Saskatchewan, Inc.	204,894	46,832,622	1.78
		147,164,279	5.59

Beverages - Non-Alcoholic
The Coca-Cola Company	326,748	16,984,361	0.65

Brewery
Heineken N.V. ADR	1,648,573	41,791,326	1.59

Casino Hotels
Las Vegas Sands Corp.*	888,905	42,169,653	1.60
MGM MIRAGE*	591,569	20,048,273	0.76
Wynn Resorts Ltd.	784,713	63,836,403	2.43
		126,054,329	4.79

Cellular Telecommunications
América Móvil, S.A.B. de C.V. ADR Ser. L	1,319,490	69,603,097	2.64
China Mobile Ltd.	5,181,000	69,635,936	2.65
		139,239,033	5.29

Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	124,880,000	85,364,763	3.24

Commercial Services - Finance
MasterCard, Inc. - Cl. A	477,632	126,820,849	4.82
Visa, Inc. - Cl. A	437,656	35,585,809	1.35
		162,406,658	6.17
Computers
Apple, Inc.*	604,723	101,254,819	3.84

Energy - Alternate Sources
Vestas Wind Systems A/S*	106,178	13,898,231	0.53

Engineering/R&D Services
McDermott International, Inc.*	455,675	28,201,726	1.07

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	569,917	99,678,483	3.78

Industrial Gases
Air Products and Chemicals, Inc.	306,946	30,344,682	1.15
Praxair, Inc.	648,988	61,160,629	2.32
		91,505,311	3.47

Medical - Biomedical/Genetic
Genentech, Inc.*	1,190,110	90,329,349	3.43

Metal Processors & Fabricators
Precision Castparts Corp.	110,106	10,610,915	0.40

Oil - Field Services
Schlumberger Ltd.	971,272	104,343,751	3.96
Weatherford International Ltd.*	431,800	21,412,962	0.81
		125,756,713	4.77

Oil & Gas Drilling
Transocean, Inc.	587,367	89,508,857	3.40

Oil Companies - Exploration & Production
Equitable Resources, Inc.	135,879	9,383,804	0.36
Petrohawk Energy Corporation*	1,100,000	50,941,000	1.93
XTO Energy, Inc.	406,630	27,858,221	1.06
		88,183,025	3.35

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	1,214,479	86,021,548	3.27

Oil Field Machinery & Equipment
Cameron International Corporation*	438,643	24,278,890	0.92

Retail - Building Products
Lowe's Companies, Inc.	1,972,150	40,922,112	1.55

Retail - Discount
Costco Wholesale Corporation	305,667	21,439,483	0.81

Retail - Drug Store
CVS Caremark Corporation	1,586,579	62,780,931	2.38

Retail - Restaurants
McDonald's Corporation	2,489,994	139,987,463	5.31
Starbucks Corporation*	291,509	4,588,352	0.18
YUM! Brands, Inc.	1,861,640	65,324,948	2.48
		209,900,763	7.97

Super-Regional Banks - U.S.
Wells Fargo & Company	2,000,629	47,514,939	1.80

Telephone - Integrated
AT&T, Inc.	1,918,521	64,634,972	2.45

Therapeutics
Amylin Pharmaceuticals, Inc.*	570,861	14,494,161	0.55

Transportation - Rail
CSX Corp.	345,803	21,719,886	0.82
Norfolk Southern Corporation	634,442	39,760,480	1.51
Union Pacific Corporation	1,439,424	108,676,512	4.13
		170,156,878	6.46

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	192,319	101,240,568	3.84

Wireless Equipment
QUALCOMM, Inc.	579,473	25,711,217	0.98

TOTAL COMMON STOCKS
(Cost $1,916,503,996)		2,519,123,225	95.63

CONVERTIBLE PREFERRED STOCK

Finance - Investment Banker/Broker
Lehman Brothers Holdings, Inc. 7.25% Series P	28,471	22,902,927	0.87

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $27,634,007)		22,902,927	0.87

SHORT-TERM INVESTMENTS
SSgA Money Market Fund, 2.37%	1	1	0.00
SSgA Prime Money Market Fund, 2.55%	41,777,145	41,777,145	1.58
SSgA U.S. Government Money Market Fund, 2.04%	26,300,145	26,300,145	1.00
SSgA U.S. Treasury Money Market Fund, 1.44%	26,300,145	26,300,145	1.00

SHORT-TERM INVESTMENTS
(Cost $94,377,436)		94,377,436	3.58

TOTAL INVESTMENTS
(Cost $2,038,515,439)		2,636,403,588	100.08

Liabilities Less Cash and Other Assets		(2,190,950)	(0.08)

NET ASSETS		$2,634,212,638	100.00%

* Non-income producing.
See notes to Schedule of Investments.

Marsico 21st Century Fund SCHEDULE OF INVESTMENTS As of June 30, 2008 (Unaudited)
Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
Raytheon Company	2,074,387	$116,746,500	5.02%

Agricultural Chemicals
Monsanto Company	203,147	25,685,907	1.10

Airlines
Ryanair Holdings PLC Spon. ADR*	262,567	7,527,796	0.32

Automotive - Cars/Trucks - Parts & Equipment
BorgWarner, Inc.	668,484	29,667,320	1.27

Brewery
Heineken Holding N.V.	1,422,760	65,275,523	2.81

Casino Hotels
Las Vegas Sands Corp.*	1,587,894	75,329,691	3.24
Wynn Resorts Ltd.	544,438	44,290,031	1.90
		119,619,722	5.14

Commercial Services
Live Nation, Inc.*	1,381,932	14,620,841	0.63

Commercial Services - Finance
MasterCard, Inc. - Cl. A	647,182	171,839,765	7.39
Visa, Inc. - Cl. A	723,417	58,821,036	2.53
		230,660,801	9.92

Computer Services
IHS, Inc. - Cl. A*	138,979	9,672,938	0.42

Computers
Apple, Inc.*	444,764	74,471,284	3.20
Research In Motion, Ltd.*	110,393	12,904,942	0.56
		87,376,226	3.76

E-Commerce/Products
Blue Nile, Inc.*	299,214	12,722,579	0.55

Energy - Alternate Sources
Energy Conversion Devices, Inc.*	135,492	9,977,631	0.43
Vestas Wind Systems A/S*	849,539	111,200,899	4.78
		121,178,530	5.21

Engineering/R&D Services
AECOM Technology Corporation*	962,690	31,316,306	1.35
The Shaw Group, Inc.*	1,583,987	97,874,557	4.21
		129,190,863	5.56

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	835,929	13,842,984	0.60
The Goldman Sachs Group, Inc.	392,394	68,629,711	2.95
Jefferies Group, Inc.	2,467,232	41,498,842	1.78
JPMorgan Chase & Co.	1,241,455	42,594,321	1.83
		166,565,858	7.16

Finance - Other Services
Bovespa Holdings SA	692,660	8,598,300	0.37

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.	1,598,703	64,060,029	2.75

Investment Management/Advisory Services
Oaktree Capital Group, LLC - Cl. A 144a	1,661,000	46,508,000	2.00

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	1,390,451	73,624,380	3.17

Medical Information Systems
athenahealth, Inc.*	384,541	11,828,481	0.51

Medical Instruments
Intuitive Surgical, Inc.*	139,607	37,610,126	1.62

Oil Companies - Exploration & Production
OGX Petróleo e Gás Participações S.A.*	5,800	4,594,847	0.20
Ultra Petroleum Corp.*	117,902	11,577,976	0.50
XTO Energy, Inc.	182,247	12,485,742	0.53
		28,658,565	1.23

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	376,785	26,687,682	1.15

Oil Field Machinery & Equipment
National Oilwell Varco, Inc.*	445,193	39,497,523	1.70

Real Estate Operating/Development
The St. Joe Company	1,203,864	41,316,613	1.78

REITs - Mortgage
Redwood Trust, Inc.	185,631	4,230,531	0.18

Resorts/Theme Parks
Vail Resorts, Inc.*	904,219	38,727,700	1.66

Retail - Apparel/Shoes
lululemon athletica, inc.*	372,189	10,815,812	0.46

Retail - Discount
Costco Wholesale Corporation	2,326,142	163,155,600	7.02

Retail - Major Department Store
Saks, Inc.*	3,355,926	36,848,068	1.58

Retail - Restaurants
Chipotle Mexican Grill, Inc.*	92,423	7,635,988	0.33

Savings & Loans/Thrifts
Washington Mutual, Inc.	5,338,415	26,318,386	1.13

Super-Regional Banks - U.S.
Wells Fargo & Company	4,784,872	113,640,710	4.89

Therapeutics
Amylin Pharmaceuticals, Inc.*	1,779,062	45,170,384	1.94

Transportation - Rail
America Latina Logistica S.A.	1,565,543	20,146,686	0.87
Canadian National Railway Company	952,250	45,784,180	1.97
		65,930,866	2.84

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	114,318	60,179,282	2.59

Wireless Equipment
QUALCOMM, Inc.	1,253,644	55,624,184	2.39

TOTAL COMMON STOCKS
(Cost $2,129,049,052)		2,143,178,614	92.16

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note, 1.80%, 7/1/08	22,900,000	22,900,000	0.99
SSgA Money Market Fund, 2.37%	35,196,106	35,196,106	1.51
SSgA Prime Money Market Fund, 2.55%	105,588,320	105,588,320	4.54
SSgA U.S. Government Money Market Fund, 2.04%	23,464,071	23,464,071	1.01
SSgA U.S. Treasury Money Market Fund, 1.44%	46,972,525	46,972,525	2.02

SHORT-TERM INVESTMENTS
(Cost $234,121,022)		234,121,022	10.07

TOTAL INVESTMENTS
(Cost $2,363,170,074)		2,377,299,636	102.23

Liabilities Less Cash and Other Assets		(51,836,912)	(2.23)

NET ASSETS		$2,325,462,724	100.00%

* Non-income producing.
See notes to Schedule of Investments.

Marsico International Opportunities Fund SCHEDULE OF INVESTMENTS As of June 30, 2008 (Unaudited)
Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets
COMMON STOCKS

Advertising Services
JC Decaux S.A.	278,002	$7,086,372	0.87%

Agricultural Chemicals
Potash Corporation of Saskatchewan, Inc.	101,076	23,102,941	2.83

Apparel Manufacturers
Esprit Holdings, Ltd.	680,000	7,064,029	0.86

Brewery
Heineken N.V.	331,161	16,903,684	2.07

Building - Residential/Commercial
Gafisa S.A.	425,181	7,336,103	0.90

Building Products - Air/Heating
Daikin Industries, Ltd.	180,073	9,089,714	1.11

Building Products - Cement/Aggregates
CEMEX, S.A.B. de C.V. Spon. ADR*	493,088	12,179,274	1.49
Holcim Ltd.	213,385	17,285,114	2.12
		29,464,388	3.61

Casino Hotels
Las Vegas Sands Corp.*	213,165	10,112,548	1.24

Cellular Telecommunications
América Móvil, S.A.B. de C.V. ADR Ser. L	624,990	32,968,222	4.04
China Mobile Ltd.	1,383,000	18,588,400	2.28
MTN Group Ltd.	687,737	10,935,282	1.34
		62,491,904	7.66

Chemicals - Diversified
Johnson Matthey PLC	110,508	4,063,328	0.50

Chemicals - Specialty
Lonza Group AG	162,022	22,474,198	2.75

Commercial Banks - Non-U.S.
Commerzbank AG	289,017	8,573,012	1.05
Fortis	415,713	6,656,466	0.82
ICICI Bank Ltd. Spon. ADR	394,380	11,342,369	1.39
Julius Baer Holding Ltd.	192,587	13,008,177	1.59
Mizuho Financial Group, Inc.	1,781	8,319,216	1.02
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	61,880	7,854,428	0.96
		55,753,668	6.83

Computers
Research In Motion, Ltd.*	159,185	18,608,726	2.28

Computers - Integrated Systems
Fujitsu Ltd.	602,000	4,467,448	0.55

Diversified Minerals
BHP Billiton PLC	283,967	10,859,894	1.33

Diversified Operations
China Merchants Holdings (International) Co., Ltd.	830,000	3,209,401	0.39
GEA Group AG	233,351	8,244,450	1.01
		11,453,851	1.40

Electric Components - Miscellaneous
Hon Hai Precision Industry Co., Ltd.	1,343,000	6,614,783	0.81

Electronic Components - Semiconductors
Samsung Electronics Co., Ltd.	13,060	7,803,164	0.95

Energy - Alternate Sources
Vestas Wind Systems A/S*	212,882	27,865,313	3.41

Engineering/R&D Services
ABB Ltd.	650,745	18,511,722	2.27

Finance - Investment Banker/Broker
Credit Suisse Group AG	614,398	28,207,397	3.45
Daiwa Securities Group, Inc.	657,000	6,038,819	0.74
		34,246,216	4.19

Finance - Other Services
Bovespa Holdings SA	1,022,000	12,686,545	1.55

Food - Miscellaneous/Diversified
Groupe Danone	52,098	3,658,349	0.45
Nestlé S.A.	360,480	16,288,735	1.99
		19,947,084	2.44

Food - Retail
Tesco PLC	1,140,663	8,390,603	1.03

Hotels & Motels
Accor S.A.	119,668	7,994,296	0.98
Shangri-La Asia Ltd.	2,719,003	6,346,578	0.78
		14,340,874	1.76

Import/Export
Marubeni Corporation	1,874,000	15,654,170	1.92

Industrial Gases
Linde AG	28,293	3,977,953	0.49

Investment Management Companies
Man Group PLC	714,592	8,881,764	1.09

Machinery - Construction & Mining
Hitachi Construction Machinery Co., Ltd.	148,559	4,162,198	0.51

Machinery - General Industrial
ALSTOM	84,790	19,580,109	2.40

Medical - Biomedical/Genetic
CSL Ltd.	416,152	14,242,299	1.74

Medical - Drugs
Actelion Ltd.*	155,310	8,316,242	1.02

Medical - Generic Drugs
Teva Pharmaceutical Industries Ltd. Spon. ADR	308,524	14,130,399	1.73

Metal - Diversified
Rio Tinto PLC	89,789	10,746,866	1.32

Multi-Line Insurance
AXA	518,586	15,398,969	1.89

Oil Companies - Exploration & Production
CNOOC Ltd.	6,568,800	11,305,691	1.39
OGX Petróleo e Gás Participações S.A.*	5,300	4,198,740	0.51
		15,504,431	1.90

Oil Companies - Integrated
BG Group PLC	671,728	17,487,411	2.14
Petroleo Brasileiro S.A. ADR	343,543	24,333,151	2.98
		41,820,562	5.12

Power Conversion/Supply Equipment
Gamesa Corporación Tecnológica S.A.	79,801	3,922,567	0.48

Real Estate Operating/Development
CapitaLand Ltd.	1,480,000	6,200,434	0.76
Sumitomo Realty & Development Co., Ltd.	201,000	3,994,067	0.49
		10,194,501	1.25

Retail - Major Department Store
PPR	66,333	7,383,771	0.90

Rubber - Tires
Continental AG	250,624	25,755,230	3.15

Seismic Data Collection
CGG - Veritas*	182,222	8,621,334	1.06

Semiconductor Equipment
ASML Holding N.V.	314,832	7,757,511	0.95

Soap & Cleaning Preparations
Reckitt Benckiser Group PLC	187,160	9,487,621	1.16

Television
British Sky Broadcasting Group PLC	844,550	7,940,061	0.97

Toys
Nintendo Co., Ltd.	51,600	29,108,066	3.56

Transportation - Rail
America Latina Logistica S.A.	346,963	4,465,003	0.55

Water
Veolia Environnement	440,473	24,709,518	3.03

Wireless Equipment
Rogers Communications, Inc. - Cl. B	325,538	12,629,482	1.55

TOTAL COMMON STOCKS
(Cost $706,008,999)		775,129,727	94.94

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 2.04%	3,937,257	3,937,257	0.48
SSgA U.S. Treasury Money Market Fund, 1.44%	36,663,423	36,663,423	4.49

SHORT-TERM INVESTMENTS
(Cost $40,600,680)		40,600,680	4.97

TOTAL INVESTMENTS
(Cost $746,609,679)		815,730,407	99.91

Cash and Other Assets Less Liabilities		740,108	0.09

NET ASSETS		$816,470,515	100.00%

* Non-income producing.
See notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$14,242,299	1.8%
Belgium	6,656,466	0.8
Brazil	60,873,970	7.5
Canada	54,341,149	6.7
Denmark	27,865,313	3.4
France	94,432,718	11.6
Germany	46,550,645	5.7
Hong Kong	46,514,099	5.7
India	11,342,369	1.4
Israel	14,130,399	1.7
Japan	80,833,698	9.9
Mexico	45,147,496	5.5
Netherlands	24,661,195	3.0
Singapore	6,200,434	0.8
South Africa	10,935,282	1.3
South Korea	7,803,164	1.0
Spain	3,922,567	0.5
Switzerland	124,091,585	15.2
Taiwan	6,614,783	0.8
United Kingdom	77,857,548	9.5
United States(1)	50,713,228	6.2
	$815,730,407	100.0%

(1) Includes short-term securities.

Marsico Flexible Capital Fund SCHEDULE OF INVESTMENTS As of June 30, 2008 (Unaudited)
Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

COMMON STOCKS

Agricultural Chemicals
Monsanto Company	1,614	$204,074	1.10%

Automotive - Cars/Trucks - Parts & Equipment
Wabco Holdings, Inc.	9,189	426,921	2.30

Brewery
Heineken N.V.	4,594	234,495	1.26

Casino Hotels
Las Vegas Sands Corp.*	6,631	314,575	1.69

Commercial Banks - Non-U.S.
Julius Baer Holding Ltd.	6,765	456,938	2.46

Commercial Services
Live Nation, Inc.*	27,301	288,845	1.55

Commercial Services - Finance
MasterCard, Inc. - Cl. A	4,173	1,108,015	5.96

Electric - Integrated
Exelon Corporation	6,519	586,449	3.15

Energy - Alternate Sources
Energy Conversion Devices, Inc.*	5,124	377,331	2.03
Nordex AG*	3,939	164,099	0.88
Vestas Wind Systems A/S*	2,838	371,482	2.00
		912,912	4.91

Engineering/R&D Services
AECOM Technology Corporation*	15,970	519,504	2.79

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	25,012	414,199	2.23

Finance - Other Services
Bovespa Holdings SA	10,848	134,661	0.72

Hotels & Motels
Mandarin Oriental International Ltd.	85,000	147,900	0.80

Investment Management/Advisory Services
Franklin Resources, Inc.	2,836	259,919	1.40
Oaktree Capital Group, LLC - Cl. A 144a	21,200	593,600	3.19
		853,519	4.59

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	11,397	603,471	3.25

Oil Companies - Exploration & Production
Northern Oil and Gas, Inc.*	16,724	222,095	1.19
Petrohawk Energy Corporation*	19,212	889,708	4.79
		1,111,803	5.98

Oil Field Machinery & Equipment
National Oilwell Varco, Inc.*	5,574	494,525	2.66

Resorts/Theme Parks
Vail Resorts, Inc.*	8,859	379,431	2.04

Retail - Building Products
Lowe's Companies, Inc.	12,460	258,545	1.39

Retail - Discount
BJ's Wholesale Club, Inc.*	8,764	339,167	1.82
Costco Wholesale Corporation	6,088	427,012	2.30
		766,179	4.12

Retail - Drug Store
CVS Caremark Corporation	11,294	446,904	2.40

Retail - Major Department Store
Saks, Inc.*	23,819	261,533	1.41

Retail - Restaurants
Burger King Holdings, Inc.	20,650	553,213	2.98
McDonald's Corporation	10,593	595,538	3.20
		1,148,751	6.18

Savings & Loans/Thrifts
Meta Financial Group, Inc.	26,972	714,219	3.84

Semiconductor Component - Integrated Circuitry
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,673	280,092	1.51

Steel - Producers
ArcelorMittal	2,016	199,725	1.07

Sugar
Cosan S.A. Industria e Comercio	20,100	347,308	1.87

Super-Regional Banks - U.S.
Bank of America Corporation	22,336	533,160	2.87
U.S. Bancorp	16,379	456,810	2.46
		989,970	5.33

Wireless Equipment
QUALCOMM, Inc.	14,215	630,720	3.39

TOTAL COMMON STOCKS
(Cost $13,900,722)		15,236,183	81.95

CONVERTIBLE PREFERRED STOCK

Finance - Investment Banker/Broker
Lehman Brothers Holdings, Inc. 7.25% Series P	390	313,728	1.69

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $379,995)		313,728	1.69

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note, 1.80%, 7/1/08	1,400,000	1,400,000	7.53
SSgA Money Market Fund, 2.37%	1	1	0.00
SSgA Prime Money Market Fund, 2.55%	1	1	0.00
SSgA U.S. Government Money Market Fund, 2.04%	839,587	839,587	4.52
SSgA U.S. Treasury Money Market Fund, 1.44%	842,870	842,870	4.53

SHORT-TERM INVESTMENTS
(Cost $3,082,459)		3,082,459	16.58

TOTAL INVESTMENTS
(Cost $17,363,176)		18,632,370	100.22

Liabilities Less Cash and Other Assets		(40,069)	(0.22)

NET ASSETS		$18,592,301	100.00%

* Non-income producing.
See notes to Schedule of Investments.

Marsico Global Fund SCHEDULE OF INVESTMENTS As of June 30, 2008 (Unaudited)
Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets
COMMON STOCKS

Advertising Services
JC Decaux S.A.	19,124	$487,478	0.50%

Aerospace/Defense
Lockheed Martin Corporation	30,888	3,047,410	3.11
Raytheon Company	44,143	2,484,368	2.54
		5,531,778	5.65

Agricultural Chemicals
Monsanto Company	7,461	943,369	0.96

Airlines
Ryanair Holdings PLC Spon. ADR*	58,600	1,680,062	1.72

Automotive - Cars/Trucks - Parts & Equipment
BorgWarner, Inc.	14,147	627,844	0.64

Brewery
Heineken Holding N.V.	58,632	2,690,007	2.75

Casino Hotels
Las Vegas Sands Corp.*	22,743	1,078,928	1.10

Cellular Telecommunications
China Mobile Ltd. Spon. ADR	14,980	1,002,911	1.03

Chemicals - Specialty
Lonza Group AG	10,484	1,454,244	1.49

Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	1,758,000	1,201,724	1.23
Julius Baer Holding Ltd.	21,404	1,445,721	1.48
		2,647,445	2.71

Commercial Services
Live Nation, Inc.*	52,106	551,281	0.56

Commercial Services - Finance
MasterCard, Inc. - Cl. A	18,182	4,827,685	4.94
Visa, Inc. - Cl. A	39,508	3,212,395	3.28
		8,040,080	8.22

Computers
Apple, Inc.*	13,878	2,323,732	2.37
Research In Motion, Ltd.*	16,873	1,972,454	2.02
		4,296,186	4.39

Distribution / Wholesale
Li & Fung Ltd.	120,000	361,666	0.37

Electric Components - Miscellaneous
NGK Insulators Ltd.	46,000	894,571	0.91

Energy - Alternate Sources
Energy Conversion Devices, Inc.*	15,271	1,124,556	1.15
Nordex AG*	34,316	1,429,604	1.46
Vestas Wind Systems A/S*	39,693	5,195,638	5.31
		7,749,798	7.92

Engineering/R&D Services
ABB Ltd.	109,986	3,128,768	3.20
AECOM Technology Corporation*	37,945	1,234,351	1.26
The Shaw Group, Inc.*	59,824	3,696,525	3.78
		8,059,644	8.24

Finance - Investment Banker/Broker
Credit Suisse Group AG	27,097	1,244,040	1.27
The Goldman Sachs Group, Inc.	16,257	2,843,349	2.90
JPMorgan Chase & Co.	47,226	1,620,324	1.66
		5,707,713	5.83

Finance - Other Services
Bovespa Holdings SA	29,327	364,049	0.37

Hazardous Waste Disposal
EnergySolutions, Inc.	42,668	953,630	0.97

Hotels & Motels
Mandarin Oriental International Ltd.	665,000	1,157,100	1.18
Starwood Hotels & Resorts Worldwide, Inc.	65,489	2,624,144	2.68
		3,781,244	3.86

Industrial Gases
Praxair, Inc.	10,032	945,416	0.97

Investment Management/Advisory Services
Oaktree Capital Group, LLC - Cl. A 144a	34,000	952,000	0.97

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	34,578	1,830,905	1.87

Medical Instruments
Intuitive Surgical, Inc.*	4,673	1,258,906	1.29

Oil Companies - Exploration & Production
OGX Petróleo e Gás Participações S.A.*	300	237,665	0.24

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	15,388	1,089,932	1.11

Oil Field Machinery & Equipment
National Oilwell Varco, Inc.*	20,690	1,835,617	1.88

Real Estate Operating/Development
Brookfield Asset Management, Inc. Cl. A	56,618	1,842,350	1.88

Retail - Apparel/Shoes
lululemon athletica, inc.*	14,534	422,358	0.43

Retail - Discount
Costco Wholesale Corporation	59,020	4,139,663	4.23

Retail - Restaurants
McDonald's Corporation	24,995	1,405,219	1.44

Savings & Loans/Thrifts
Washington Mutual, Inc.	65,001	320,455	0.33

Super-Regional Banks - U.S.
Wells Fargo & Company	196,143	4,658,396	4.76

Transportation - Rail
America Latina Logistica S.A.	148,251	1,907,815	1.95
Canadian National Railway Company	35,604	1,711,840	1.75
		3,619,655	3.70

Transportation - Services
Kuehne + Nagel International AG	13,273	1,260,971	1.29

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	3,791	1,995,658	2.04

Wireless Equipment
QUALCOMM, Inc.	51,398	2,280,529	2.33

TOTAL COMMON STOCKS
(Cost $88,942,387)		88,999,623	90.95

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note, 1.80%, 7/1/08	2,900,000	2,900,000	2.96
SSgA U.S. Government Money Market Fund, 2.04%	4,428,983	4,428,983	4.52
SSgA U.S. Treasury Money Market Fund, 1.44%	4,438,858	4,438,858	4.54

SHORT-TERM INVESTMENTS
(Cost $11,767,841)		11,767,841	12.02

TOTAL INVESTMENTS
(Cost $100,710,228)		100,767,464	102.97

Liabilities Less Cash and Other Assets		(2,909,189)	(2.97)

NET ASSETS		$97,858,275	100.00%

* Non-income producing.
See notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Brazil	$3,599,461	3.6%
Canada	5,949,002	5.9
China	1,201,724	1.2
Denmark	5,195,638	5.1
France	487,478	0.5
Germany	1,429,604	1.4
Hong Kong	2,521,677	2.5
Ireland	1,680,062	1.6
Japan	894,571	0.9
Netherlands	2,690,007	2.7
Switzerland	8,533,744	8.5
United States(1)	66,584,496	66.1
	$100,767,464	100.0%

(1) Includes short-term securities.

Notes to Schedule of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

Financial Accounting Standards Board Interpretation No. 48—In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including passthrough entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Focus Fund, Growth Fund, 21st Century Fund, and International Opportunities Fund adopted the Interpretation on October 1, 2007.  The Flexible Capital Fund and Global Fund adopted the Interpretation at their respective commencement dates. Management has determined there is no material impact on the Funds’ financial statements.

At June 30, 2008 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund
Cost of Investment	$3,361,514,424	$2,053,545,289	$2,398,807,898	$753,171,196	$17,494,762	$102,032,879
Gross Unrealized Appreciation	$812,012,470	$663,169,231	$233,847,249	$128,385,389	$2,169,863	$5,124,133
Gross Unrealized Depreciation	(159,586,009)	(80,310,932)	(255,355,511)	(65,826,178)	(1,032,255)	(6,389,548)
Net Unrealized Appreciation (Depreciation) on Investments	$652,426,461	$582,858,299	$(21,508,262)	$62,559,211	$1,137,608	$(1,265,415)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

KKR Financial Holdings LLC is deemed to be an affiliated company of the 21st Century Fund. An affiliated company is a company in which a Fund has ownership of at least 5% of the outstanding voting securities. The 21st Century Fund conducted the following transactions during the quarter ended June 30, 2008 in the shares of affiliated companies as so defined:

	Purchases Shares	$ Cost	Sales Shares	$ Cost	Realized Gain/(Loss)	Dividend Income	Market Value at 06/30/08
KKR Financial Holdings LLC	376,016	$4,455,790	4,079,179	$57,781,337	$(9,742,820)	$ -	$ -

Item 2.  Controls and Procedures

a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2008 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit                                           Description of Exhibit
A                                Certificate of Principal Executive Officer
B                                Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: August 25, 2008

/s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer
Date: August 25, 2008